UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-CSRS CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08621

Name of Fund: BlackRock MuniHoldings New Jersey Insured Fund, Inc. (MUJ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
MuniHoldings New Jersey Insured Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ,
08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2008

Date of reporting period: 08/01/2007 – 01/31/2008

Item 1 – Report to Stockholders

EQUITIES FIXED INCOME REAL ESTATE LIQUIDITY ALTERNATIVES BLACKROCK SOLUTIONS

Semi-Annual Report

JANUARY 31, 2008 | (UNAUDITED)

BlackRock MuniHoldings Fund II, Inc. (MUH)

BlackRock MuniHoldings New Jersey Insured Fund, Inc. (MUJ)

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

2 SEMI-ANNUAL REPORT

JANUARY 31, 2008

A Letter to Shareholders

Dear Shareholder

Financial markets weathered intense bouts of volatility in 2007, only to enter the new year with no relief. While most major market indexes managed to post positive returns in 2007, January proved to be a trying month as fears of an economic recession swelled.

The Federal Reserve Board (the “Fed”), after cutting interest rates 100 basis points (1%) between September 2007 and year-end, more than matched those cuts in January alone. The Fed, responding to a slowing economy and con-

tinued fallout from the subprime mortgage crisis, cut interest rates 75 basis points in a rare unscheduled session on

January 22, and quickly followed with another 50-basis-point cut at its regular meeting on January 30. This brought the target short-term interest rate to 3% as of the conclusion of this reporting period. In a statement accompanying its action, the central bank cited “a deepening housing contraction” and “considerable stress in the credit markets.”

To be sure, subprime mortgage woes dominated headlines for much of 2007, spawning a widespread liquidity and credit crisis with ramifications across global markets. The reverberations continue to be felt as stocks grapple with recession fears, heightened volatility and weakening earnings growth. Small-cap and value-oriented stocks suffered most in 2007, while large-cap and growth-oriented stocks fared better. International markets, which outperformed the U.S. in 2007, generally experienced greater declines in January as investors grew increasingly risk averse.

The reaction has been similar in fixed income markets, with fears related to the economic slowdown, housing collapse and subprime fallout prompting a flight to quality. Investors have largely shunned bonds associated with the housing and credit markets in favor of higher-quality government issues. The yield on 10-year Treasury issues, which touched

5.30% in June 2007 (its highest level in five years), fell to 4.04% by year-end and to 3.67% by the end of January,

while prices correspondingly rose. The tax-exempt bond market set a new-issuance record in 2007, but has struggled with additional concerns around the creditworthiness of bond insurers.

Against this volatile backdrop, the major benchmark indexes posted mixed results for the current reporting period:

Total Returns as of January 31, 2008	6-month	12-month

U.S. equities (S&P 500 Index)	–4.32%	– 2.31%

Small cap U.S. equities (Russell 2000 Index)	–7.51	– 9.79

International equities (MSCI Europe, Australasia, Far East Index)	–7.52	+0.22

Fixed income (Lehman Brothers U.S. Aggregate Bond Index)	+6.82	+8.81

Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)	+3.71	+4.93

High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Capped Index)	+1.34	– 0.44

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

As you navigate the current uncertainties, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more up-to-date commentary on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

THIS PAGE NOT PART OF YOUR FUND REPORT

Fund Summary as of January 31, 2008 (Unaudited) BlackRock MuniHoldings Fund II, Inc.

Investment Objective

BlackRock MuniHoldings Fund II, Inc. (MUH) seeks to provide shareholders with current income exempt from federal income taxes by investing primarily in a portfolio of long-term, investment grade municipal obligations the interest on which, in the opinion of bond counsel to the issuer, is exempt from federal income taxes.

Performance

For the six months ended January 31, 2008, the Fund returned +4.24% based on market price, with dividends reinvested. The Fund’s return based on net asset value (NAV) was +2.22%, with dividends reinvested. For the same period, the Lipper General Municipal Debt Funds (Leveraged) category posted an average return of +0.88% on a NAV basis. Fund performance was positively impacted by three factors: an up-in-quality bias amid a widening in credit spreads; an emphasis on pre-refunded securities, which outperformed in the steepening yield curve environment; and an above-average dividend yield.

Fund Information

Symbol on New York Stock Exchange	MUH
Initital Offering Date	February 27, 1998
Yield on Closing Market Price as of January 31, 2008 ($14.19)*	5.33%
Tax Equivalent Yield**	8.20%
Current Monthly Distribution per share of Common Stock***	$.063
Current Annualized Distribution per share of Common Stock***	$.756
Leverage as of January 31, 2008****	35%

* Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

** Tax equivalent yield assumes the maximum federal tax rate of 35%. *** The distribution is not constant and is subject to change.

**** As a percentage of managed assets, which is the total assets of the Fund (including any assets attributable to Auction Market Preferred Stock (“Preferred Stock”) that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage).

The table below summarizes the changes in the Fund’s market price and net asset value per share:

	1/31/08	7/31/07	Change	High	Low

Market Price	$14.19	$13.99	1.43%	$14.56	$12.80
Net Asset Value	$14.70	$14.78	(0.54%)	$14.92	$14.35

The following charts show the portfolio composition and credit quality allocations of the Fund’s long-term investments:

Portfolio Composition

Sector	1/31/08	7/31/07

Hospital	21%	21%
City, County, State	18	16
Industrial & Pollution Control	15	15
Sales Tax	12	10
Transportation	9	11
Power	7	6
Housing	5	3
Education	5	6
Tobacco	4	5
Lease Revenue	3	5
Utilities	1	—
Resource Recovery	—	2

Credit Quality Allocations*

Credit Rating	1/31/08	7/31/07

AAA/Aaa	44%	43%
AA/Aa	12	11
A/A	16	14
BBB/Baa	9	12
BB/Ba	1	1
B/B	1	1
CCC/Caa	2	2
NR** (Not Rated)	15	16

* Using the higher of Standard & Poor’s and Moody’s Investors
Service ratings.
** The investment advisor has deemed certain of these non-rated securities to be investment grade quality. As of January 31, 2008 and July 31, 2007, the market values of these securities were
$5,467,666 representing 2% and $2,856,975 representing
1%, respectively, of the Fund’s long-term investments.

4 SEMI-ANNUAL REPORT

JANUARY 31, 2008

Fund Summary as of January 31, 2008 (Unaudited) BlackRock MuniHoldings New Jersey Insured Fund, Inc.

Investment Objective

BlackRock MuniHoldings New Jersey Insured Fund, Inc. (MUJ) seeks to provide shareholders with current income exempt from federal income tax and New Jersey personal income taxes by investing in a portfolio of long-term, investment grade municipal obligations the interest on which, in the opinion of bond counsel to the issuer, is exempt from federal income tax and New Jersey personal income taxes.

Performance

For the six months ended January 31, 2008, the Fund returned -0.58% based on market price, with dividends reinvested. The Fund’s return based on net asset value (NAV) was +4.27%, with dividends reinvested. For the same period, the Lipper New Jersey Municipal Debt Funds category posted an average return of +1.64% on a NAV basis. Fund performance was impacted by three key factors: exposure to the long end of the municipal yield curve, which, along with discount-coupon bonds, underperformed as the curve steepened; a widening in credit spreads, which negatively impacted uninsured credits in the portfolio; and pressure on municipal bond insurers, which affected the entire insured municipal marketplace.

Fund Information

Symbol on New York Stock Exchange	MUJ
Initital Offering Date	March 11, 1998
Yield on Closing Market Price as of January 31, 2008 ($13.97)*	4.55%
Tax Equivalent Yield**	7.00%
Current Monthly Distribution per share of Common Stock***	$.053
Current Annualized Distribution per share of Common Stock***	$.636
Leverage as of January 31, 2008****	39%

*	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

**	Tax equivalent yield assumes the maximum federal tax rate of 35%.

***	The distribution is not constant and is subject to change.

****	As a percentage of managed assets, which is the total assets of the Fund (including any assets attributable to Preferred Stock that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage).

The table below summarizes the changes in the Fund’s market price and net asset value per share:

	1/31/08	7/31/07	Change	High	Low

Market Price	$13.97	$14.40	(2.99%)	$14.67	$12.87
Net Asset Value	$15.12	$14.86	1.75%	$15.44	$14.38

The following charts show the portfolio composition and credit quality allocations of the Fund’s long-term investments:

Portfolio Composition			Credit Quality Allocations*

Sector	1/31/08	7/31/07	Credit Rating	1/31/08	7/31/07

Transportation	30%	32%	AAA/Aaa	89%	89%
Education	17	16	AA/Aa	3	3
City, County, State	15	15	A/A	5	4
Lease Revenue	8	9	BBB/Baa	2	4
Hospital	8	8	BB/Ba	1	—**

Tax Revenue	8	8	* Using the higher of Standard & Poor’s and Moody’s Investors
Housing	5	4	Service ratings.
IDR/PCR	3	3	** Amount is less than one percent.
Water & Sewer	3	2
Power	2	2
Tobacco	1	1

SEMI-ANNUAL REPORT

JANUARY 31, 2008

5

The Benefits and Risks of Leveraging

The Funds utilize leverage to seek to enhance the yield and net asset value of their Common Stock. However, these objectives cannot be achieved in all interest rate environments. To leverage, each Fund issues
Preferred Stock, which pays dividends at prevailing short-term interest rates, and invests the proceeds in long-term municipal bonds. The inter-
est earned on these investments, net of dividends to Preferred Stock, is paid to Common Stock shareholders in the form of dividends, and the value of these portfolio holdings is reflected in the per share net asset value of each Fund’s Common Stock. However, in order to benefit
Common Stock shareholders, the yield curve must be positively sloped;
that is, short-term interest rates must be lower than long-term interest rates. At the same time, a period of generally declining interest rates will benefit Common Stock shareholders. If either of these conditions change, then the risks of leveraging will begin to outweigh the benefits.

To illustrate these concepts, assume a fund’s Common Stock capitaliza-
tion of $100 million and the issuance of Preferred Stock for an additional
$50 million, creating a total value of $150 million available for invest-
ment in long-term municipal bonds. If prevailing short-term interest rates are approximately 3% and long-term interest rates are approximately 6%, the yield curve has a strongly positive slope. The fund pays dividends on the $50 million of Preferred Stock based on the lower short-term interest rates. At the same time, the fund’s total portfolio of $150 million earns the income based on long-term interest rates. Of course, increases in short-term interest rates would reduce (and even eliminate) the dividends on the Common Stock.

In this case, the dividends paid to Preferred Stock shareholders are signifi-
cantly lower than the income earned on the fund’s long-term investments, and therefore the Common Stock shareholders are the beneficiaries of the incremental yield. However, if short-term interest rates rise, narrowing the differential between short-term and long-term interest rates, the incremental yield pickup on the Common Stock will be reduced or eliminated completely. At the same time, the market value of the fund’s Common Stock (that is, its price as listed on the New York Stock
Exchange) may, as a result, decline. Furthermore, if long-term interest rates rise, the Common Stock’s net asset value will reflect the full decline in the price of the portfolio’s investments, since the value of the fund’s Preferred Stock does not fluctuate. In addition to the decline in net asset value, the market value of the fund’s Common Stock may also decline.

As of January 31, 2008, BlackRock MuniHoldings Fund II, Inc. and
BlackRock MuniHoldings New Jersey Insured Fund, Inc. had leverage amounts, due to Preferred Stock, of 35% and 39% of total net assets, respectively, before the deduction of Preferred Stock.

As a part of its investment strategy, the Funds may invest in certain securities whose potential income return is inversely related to changes in a floating interest rate (“inverse floaters”). In general, income on inverse floaters will decrease when short-term interest rates increase and increase when short-term interest rates decrease. Investments in inverse floaters may be characterized as derivative securities and may subject the Funds to the risks of reduced or eliminated interest pay-
ments and losses of invested principal. In addition, inverse floaters have the effect of providing investment leverage and, as a result, the market value of such securities will generally be more volatile than that of fixed rate, tax-exempt securities. To the extent the Funds invest in inverse floaters, the market value of each Fund’s portfolio and the net asset value of each Fund’s shares may also be more volatile than if the Funds did not invest in these securities. (See Note 1 of the Notes to Financial
Statements for details of municipal bonds transferred to tender option bond trusts.)

Swap Agreements

The Funds may invest in swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified bond, basket of bonds, or index in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different bond, basket of bonds or index. Swap agreements may be used to obtain exposure to a bond or market without owning or taking physical custody of securi-
ties. Swap agreements involve the risk that the party with whom each
Fund has entered into the swap will default on its obligation to pay the
Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement.

6 SEMI-ANNUAL REPORT

JANUARY 31, 2008

Schedule of Investments as of January 31, 2008 BlackRock MuniHoldings Fund II, Inc.

(Unaudited) (Percentages shown are based on Net Assets)

Par Amount
(000)	Municipal Bonds	Value

Alabama — 2.2%
$ 3,450	Jefferson County, Alabama, Limited Obligation
	School Warrants, Series A, 5% due 1/01/2024 $	3,583,998

Arizona — 7.9%
1,000	Arizona Health Facilities Authority Revenue Bonds
(Catholic Healthcare West), Series A, 6.625%
	due 7/01/2020	1,107,290
1,365	Maricopa County, Arizona, IDA, Education Revenue
Bonds (Arizona Charter Schools Project 1),
	Series A, 6.50% due 7/01/2012	1,361,287
2,060	Phoenix, Arizona, IDA, Airport Facility, Revenue
Refunding Bonds (America West Airlines Inc.
	Project), AMT, 6.30% due 4/01/2023	1,968,845
980	Pima County, Arizona, IDA, Education Revenue
Bonds (Arizona Charter Schools Project),
	Series C, 6.75% due 7/01/2031	1,004,461
1,000	Pinal County, Arizona, COP, 5% due 12/01/2029	1,010,890
Salt Verde Financial Corporation, Arizona, Senior
	Gas Revenue Bonds:
2,535	5% due 12/01/2032	2,361,023
3,550	5% due 12/01/2037	3,261,811
880	Show Low, Arizona, Improvement District
	Number 5, Special Assessment Bonds, 6.375%
	due 1/01/2015	894,810

		12,970,417

Arkansas — 0.6%
1,000	University of Arkansas, University Construction
Revenue Bonds (UAMS Campus), Series B, 5%
	due 11/01/2022 (i)	1,047,730

California — 19.3%
2,000	Benicia, California, Unified School District,
	GO, Refunding, Series A, 5.615%
	due 8/01/2020 (d)(j)	1,136,920
2,000	California Health Facilities Financing Authority
	Revenue Bonds (Sutter Health), Series A, 5.25%
	due 11/15/2046	2,021,720
2,900	California State, GO, Refunding, 5%
	due 6/01/2032	2,914,210
5,200	California State Public Works Board, Lease
Revenue Bonds (Department of Corrections),
	Series C, 5.25% due 6/01/2028	5,256,836
1,000	East Side Union High School District, California,
Santa Clara County, GO (Election of 2002),
	Series D, 5% due 8/01/2020 (p)	1,079,210
870	Golden State Tobacco Securitization Corporation of
California, Tobacco Settlement Revenue Bonds,
	Series A-3, 7.875% due 6/01/2013 (l)	1,079,000
1,750	Poway, California, Unified School District, Special
	Tax Bonds (Community Facilities District
	Number 6), Series A, 6.125% due 9/01/2033	1,771,718

Par Amount
(000)	Municipal Bonds	Value

California (concluded)
San Marino, California, Unified School District, GO,
	Series (i)(j):
$ 1,820	5.50% due 7/01/2017	$ 1,248,247
1,945	5.55% due 7/01/2018	1,261,488
2,070	5.60% due 7/01/2019	1,266,488
5,525	Sequoia, California, Unified High School
	District, GO, Refunding, Series B, 5.50%
	due 7/01/2035 (f)	6,021,421
4,925	Tracy, California, Area Public Facilities Financing
	Agency, Special Tax Refunding Bonds
(Community Facilities District Number 87-1),
	Series H, 5.875% due 10/01/2019 (i)	5,340,867
1,250	Tustin, California, Unified School District, Senior
Lien Special Tax Bonds (Community Facilities
	District Number 97-1), Series A, 5%
	due 9/01/2032 (f)	1,269,375

		31,667,500

Colorado — 1.5%
1,575	Elk Valley, Colorado, Public Improvement Revenue
	Bonds (Public Improvement Fee), Series A, 7.10%
	due 9/01/2014	1,670,823
860	Plaza Metropolitan District Number 1, Colorado,
	Tax Allocation Revenue Bonds (Public
	Improvement Fees), 8.125% due 12/01/2025	859,845

		2,530,668

Florida — 8.8%
1,625	Ballantrae, Florida, Community Development
	District, Capital Improvement Revenue
	Bonds, 6% due 5/01/2035	1,545,505
1,515	Greater Orlando Aviation Authority, Florida, Airport
	Facilities Revenue Bonds (JetBlue Airways Corp.),
	AMT, 6.50% due 11/15/2036	1,435,811
2,100	Highlands County, Florida, Health Facilities
Authority, Hospital Revenue Refunding Bonds
(Adventist Health System), Series G, 5.125%
	due 11/15/2032	2,104,998
2,310	Hillsborough County, Florida, IDA, Hospital Revenue
Bonds (H. Lee Moffitt Cancer Center Project),
	Series A, 5.25% due 7/01/2037	2,282,603
1,765	Miami-Dade County, Florida, Special Obligation
	Revenue Bonds, Sub-Series A, 5.24%
	due 10/01/2037 (i)(j)	365,373
2,450	Midtown Miami, Florida, Community Development
District, Special Assessment Revenue Bonds,
	Series A, 6.25% due 5/01/2037	2,363,760
2,400	Orange County, Florida, Health Facilities Authority,
Hospital Revenue Bonds (Orlando Regional
	Healthcare), 6% due 12/01/2012 (l)	2,743,872
525	Palm Coast Park Community Development
District, Florida, Special Assessment Revenue
	Bonds, 5.70% due 5/01/2037	446,187

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the	AMT	Alternative Minimum Tax (subject to)	HFA	Housing Finance Agency
Schedules of Investments, the names of many of	COP	Certificates of Participation	IDA	Industrial Development Authority
the securities have been abbreviated according to	EDA	Economic Development Authority	IDR	Industrial Development Revenue Bonds
the list at right.	EDR	Economic Development Revenue Bonds	PCR	Pollution Control Revenue Bonds
	GO	General Obligation Bonds	S/F	Single Family
See Notes to Financial Statements.	HDA	Housing Development Authority	VRDN	Variable Rate Demand Notes

SEMI-ANNUAL REPORT

JANUARY 31, 2008

7

Schedule of Investments (continued) BlackRock MuniHoldings Fund II, Inc.

(Percentages shown are based on Net Assets)

Par Amount
(000)	Municipal Bonds	Value

Florida (concluded)
$ 1,255	Preserve at Wilderness Lake, Florida, Community
Development District, Capital Improvement
	Bonds, Series A, 5.90% due 5/01/2034	$ 1,175,571

		14,463,680

Georgia — 4.6%
1,250	Atlanta, Georgia, Tax Allocation Bonds (Atlantic
	Station Project), 7.90% due 12/01/2011 (l)	1,504,337
Atlanta, Georgia, Tax Allocation Refunding Bonds
	(Atlantic Station Project) (c):
1,000	5% due 12/01/2023	1,047,420
2,000	4.75% due 12/01/2024	2,029,720
1,535	Brunswick and Glynn County, Georgia, Development
	Authority, First Mortgage Revenue Bonds (Coastal
Community Retirement Corporation Project),
	Series A, 7.25% due 1/01/2035 (k)(j)	1,059,150
1,945	Fulton County, Georgia, Development Authority,
PCR, Refunding (General Motors Corporation),
	VRDN, 6% due 4/01/2010 (n)	1,945,000

		7,585,627

Idaho — 1.3%
2,000	Power County, Idaho, Industrial Development
Corporation, Solid Waste Disposal Revenue
Bonds (FMC Corporation Project), AMT, 6.45%
	due 8/01/2032	2,045,220

Illinois — 3.3%
Chicago, Illinois, Midway Airport Revenue Bonds,
	Second Lien, AMT (i)(n):
200	Series B, 2.85% due 1/01/2029	200,000
900	VRDN, Series A, 2.85% due 1/01/2029	900,000
1,000	Chicago, Illinois, Special Assessment Bonds (Lake
	Shore East), 6.75% due 12/01/2032	1,036,340
2,000	Illinois HDA, Homeowner Mortgage Revenue Bonds,
	AMT, Sub-Series C-2, 5.25% due 8/01/2022	2,037,500
Illinois State Finance Authority Revenue Bonds:
500	(Landing At Plymouth Place Project), Series A,
	6% due 5/15/2025	492,550
720	(Monarch Landing, Inc. Project), Series A, 7%
	due 12/01/2037	723,967

		5,390,357

Louisiana — 3.9%
2,500	Louisiana Local Government Environmental
	Facilities and Community Development
Authority Revenue Bonds (Westlake Chemical
	Corporation), 6.75% due 11/01/2032	2,572,450
2,500	Louisiana Public Facilities Authority, Hospital
Revenue Bonds (Franciscan Missionaries of
Our Lady Health System, Inc.), Series A, 5.25%
	due 8/15/2036	2,515,400
1,275	New Orleans, Louisiana, Financing Authority
Revenue Bonds (Xavier University of Louisiana
	Project), 5.30% due 6/01/2026 (i)	1,313,964

		6,401,814

Maryland — 5.4%
7,765	Baltimore, Maryland, Convention Center Hotel
	Revenue Bonds, Senior Series A, 5.25%
	due 9/01/2039 (p)	7,785,888

Par Amount
(000)	Municipal Bonds	Value

Maryland (concluded)
$ 1,050	Maryland State Energy Financing Administration,
	Limited Obligation Revenue Bonds (Cogeneration-
	AES Warrior Run), AMT, 7.40% due 9/01/2019 $	1,041,789

		8,827,677

Massachusetts — 4.6%
Massachusetts State Development Finance Agency
Revenue Bonds (Neville Communities Home),
	Series A (g):
600	5.75% due 6/20/2022	665,724
1,500	6% due 6/20/2044	1,630,425
2,100	Massachusetts State, HFA, Housing Revenue
	Bonds, AMT, Series A, 5.25% due 12/01/2048	2,061,717
3,000	Massachusetts State School Building Authority,
Dedicated Sales Tax Revenue Bonds, Series A,
	5% due 8/15/2030 (f)	3,116,310

		7,474,176

Michigan — 0.7%
1,100	Flint, Michigan, Hospital Building Authority, Revenue
Refunding Bonds (Hurley Medical Center),
	Series A, 6% due 7/01/2020 (a)	1,105,478

Minnesota — 7.3%
1,680	Minneapolis, Minnesota, Community Development
Agency, Supported Development Revenue
Refunding Bonds (Common Bond), Series G-3,
	5.35% due 12/01/2011 (l)	1,852,637
4,220	Minnesota State Municipal Power Agency, Electric
	Revenue Bonds, 5.25% due 10/01/2021	4,510,505
Rockford, Minnesota, Independent School District
	Number 883, GO (f):
2,870	5.60% due 2/01/2019	3,032,729
2,390	5.60% due 2/01/2020	2,525,513

		11,921,384

Mississippi — 1.5%
	Mississippi Business Finance Corporation,
Mississippi, PCR, Refunding (System Energy
	Resources Inc. Project):
2,000	5.875% due 4/01/2022	2,010,000
500	5.90% due 5/01/2022	502,500

		2,512,500

Missouri — 1.9%
950	Fenton, Missouri, Tax Increment Revenue Refunding
and Improvement Bonds (Gravois Bluffs), 7%
	due 10/01/2011 (l)	1,101,344
1,000	Kansas City, Missouri, IDA, First Mortgage Health
Facilities Revenue Bonds (Bishop Spencer
	Place), Series A, 6.50% due 1/01/2035	1,009,890
1,000	Missouri State Development Finance Board,
Infrastructure Facilities Revenue Refunding
	Bonds (Branson), Series A, 5.50%
	due 12/01/2032	999,920

		3,111,154

New Jersey — 11.4%
New Jersey EDA, Cigarette Tax Revenue Bonds:
4,050	5.75% due 6/15/2029	4,028,981
1,890	5.50% due 6/15/2031	1,830,938
New Jersey EDA, Retirement Community Revenue
	Bonds (l):
1,000	(Cedar Crest Village Inc. Facility), Series A,
	7.25% due 11/15/2011	1,173,390

See Notes to Financial Statements.

8 SEMI-ANNUAL REPORT

JANUARY 31, 2008

Schedule of Investments (continued)	BlackRock MuniHoldings Fund II, Inc.
(Percentages shown are based on Net Assets)

Par Amount
(000)	Municipal Bonds	Value

New Jersey (concluded)
$ 2,000	(Seabrook Village Inc.), Series A, 8.125%
	due 11/15/2010	$ 2,323,920
2,000	New Jersey EDA, Special Facility Revenue Bonds
(Continental Airlines Inc. Project), AMT, 6.625%
	due 9/15/2012	1,989,220
2,375	New Jersey Health Care Facilities Financing
	Authority Revenue Bonds (South Jersey Hospital),
	6% due 7/01/2012 (l)	2,691,778
2,500	New Jersey State Turnpike Authority,
	Turnpike Revenue Bonds, Series C, 5%
	due 1/01/2030 (f)	2,597,600
1,725	Tobacco Settlement Financing Corporation of
New Jersey, Asset-Backed Revenue Bonds, 7%
	due 6/01/2013 (l)	2,087,716

		18,723,543

New York — 9.9%
900	Dutchess County, New York, IDA, Civic Facility
Revenue Refunding Bonds (Saint Francis
	Hospital), Series A, 7.50% due 3/01/2029	958,248
415	New York City, New York, City IDA, Civic
	Facility Revenue Bonds, Series C, 6.80%
	due 6/01/2028	440,958
New York City, New York, City IDA, Special Facility
	Revenue Bonds (Continental Airlines Inc. Project),
	AMT:
525	8% due 11/01/2012	546,032
525	8.375% due 11/01/2016	551,712
3,855	New York City, New York, Sales Tax Asset
	Receivable Corporation Revenue Bonds,
	Series A, 5% due 10/15/2020 (i)	4,163,901
2,725	New York State Dormitory Authority Revenue
Bonds (School Districts Financing Program),
	Series D, 5.25% due 10/01/2023 (i)	2,897,166
Tobacco Settlement Financing Corporation of New
	York Revenue Bonds:
1,100	Series A-1, 5.50%, due 6/01/2015	1,151,590
2,400	Series A-1, 5.50% due 6/01/2018	2,579,328
1,100	Series C-1, 5.50% due 6/01/2022	1,185,041
1,575	Westchester County, New York, IDA, Continuing
Care Retirement, Mortgage Revenue Bonds
(Kendal on Hudson Project), Series A, 6.50%
	due 1/01/2013 (l)	1,823,645

		16,297,621

North Carolina — 1.3%
2,000	North Carolina Eastern Municipal Power Agency,
	Power System Revenue Bonds, Series D, 6.75%
	due 1/01/2026	2,110,600

Pennsylvania — 4.0%
2,750	Pennsylvania Economic Development Financing
Authority, Exempt Facilities Revenue Bonds
(National Gypsum Company), AMT, Series A,
	6.25% due 11/01/2027	2,746,590
540	Philadelphia, Pennsylvania, Authority for
	IDR, Commercial Development, 7.75%
	due 12/01/2017	540,734
2,630	Sayre, Pennsylvania, Health Care Facilities
Authority, Revenue Bonds (Guthrie Healthcare
	System), Series B, 7.125% due 12/01/2011 (l)	3,236,162

		6,523,486

Par Amount
(000)	Municipal Bonds	Value

Rhode Island — 1.5%
$ 2,190	Rhode Island State Health and Educational
	Building Corporation, Hospital Financing
Revenue Bonds (Lifespan Obligation Group),
	6.50% due 8/15/2012 (l)	$ 2,532,888

South Carolina — 2.9%
2,080	Medical University Hospital Authority, South
Carolina, Hospital Facilities Revenue Refunding
	Bonds, Series A, 6.375% due 8/15/2012 (l)	2,404,251
2,000	South Carolina Jobs, EDA, EDR
(Westminster Presbyterian Center), 7.75%
	due 11/15/2010 (l)	2,323,400

		4,727,651

South Dakota — 0.8%
1,350	South Dakota State Health and Educational
Facilities Authority Revenue Bonds (Sanford
	Health), 5% due 11/01/2040	1,312,187

Tennessee — 5.3%
2,200	Hardeman County, Tennessee, Correctional
Facilities Corporation Revenue Bonds, Series B,
	7.375% due 8/01/2017	2,203,894
Shelby County, Tennessee, Health, Educational
and Housing Facility Board, Hospital Revenue
	Refunding Bonds:
3,450	(Methodist Healthcare), 6.50%
	due 9/01/2012 (l)	4,019,147
2,500	(Saint Jude Children’s Research Hospital), 5%
	due 7/01/2031	2,551,550

		8,774,591

Texas — 9.6%
2,665	Austin, Texas, Convention Center Revenue Bonds
	(Convention Enterprises Inc.), First Tier, Series A,
	6.70% due 1/01/2011 (l)	2,982,668
2,500	Brazos River, Texas, Harbor Navigation District,
	Brazoria County Environmental Revenue
Refunding Bonds (Dow Chemical Company
	Project), AMT, Series A-7, 6.625%
	due 5/15/2033	2,621,400
1,300	Houston, Texas, Health Facilities Development
	Corporation, Retirement Facility Revenue Bonds
	(Buckingham Senior Living Community),
	Series A, 7.125% due 2/15/2014 (l)	1,609,491
2,965	Matagorda County, Texas, Navigation District
Number 1, Revenue Refunding Bonds (Reliant
	Energy Inc.), Series C, 8% due 5/01/2029	3,034,055
3,265	Matagorda, Texas, Hospital District Revenue Bonds,
	5% due 2/15/2035 (e)	3,299,609
SA Energy Acquisition Public Facilities Corporation,
	Texas, Gas Supply Revenue Bonds:
1,130	5.50% due 8/01/2023	1,175,313
1,035	5.50% due 8/01/2024	1,068,182

		15,790,718

Vermont — 0.6%
1,000	Vermont Educational and Health Buildings
	Financing Agency, Revenue Bonds
(Developmental and Mental Health), Series A,
	6.50% due 6/15/2032	1,049,780

See Notes to Financial Statements

SEMI-ANNUAL REPORT

JANUARY 31, 2008

9

Schedule of Investments (continued) BlackRock MuniHoldings Fund II, Inc. (Percentages shown are based on Net Assets)

Par Amount
(000)	Municipal Bonds	Value

Virginia — 11.4%
$ 575	Chesterfield County, Virginia, IDA, PCR, Refunding
	(Virginia Electric and Power Company), Series B,
	5.875% due 6/01/2017	$ 610,765
425	Chesterfield County, Virginia, IDA, PCR (Virginia
	Electric and Power Company), Series A, 5.875%
	due 6/01/2017	449,824
5,000	Fairfax County, Virginia, EDA, Resource Recovery
	Revenue Refunding Bonds, AMT, Series A, 6.10%
	due 2/01/2011 (b)	5,448,600
18,400	Pocahontas Parkway Association, Virginia, Toll
Road Revenue Bonds, Senior Series B, 7.35%
	due 8/15/2008 (j)(l)	5,161,752
2,185	Tobacco Settlement Financing Corporation of
	Virginia, Asset-Backed Revenue Bonds, 5.625%
	due 6/01/2015 (l)	2,547,754
1,095	Virginia State, HDA, Rental Housing Revenue
	Bonds, AMT, Series B, 5.625% due 8/01/2011	1,150,024
3,200	Virginia State, HDA, Revenue Bonds, AMT, Series D,
	6% due 4/01/2024	3,283,392

		18,652,111

Washington — 0.6%
985	Seattle, Washington, Housing Authority Revenue
	Bonds (Replacement Housing Project), 6.125%
	due 12/01/2032	997,815

Wisconsin — 0.8%
1,360	Wisconsin State Health and Educational Facilities
Authority Revenue Bonds (SynergyHealth Inc.),
	6% due 11/15/2032	1,372,022

Puerto Rico — 3.2%
1,945	Puerto Rico Commonwealth Highway and
	Transportation Authority, Transportation
Revenue Refunding Bonds, Series N, 5.25%
	due 7/01/2036 (c)	2,134,443
1,550	Puerto Rico Industrial, Medical and Environmental
Pollution Control Facilities Financing Authority,
Special Facilities Revenue Bonds (American
	Airlines Inc.), Series A, 6.45% due 12/01/2025	1,489,612
13,940	Puerto Rico Sales Tax Financing Corporation,
Sales Tax Revenue Refunding Bonds, Series A,
	5.06% due 8/01/2047 (b)(j)	1,644,362

		5,268,417

U.S. Virgin Islands — 1.7%
2,680	Virgin Islands Government Refinery Facilities,
Revenue Refunding Bonds (Hovensa Coker
	Project), AMT, 6.50% due 7/01/2021	2,798,617

	Total Municipal Bonds
	(Cost — $219,642,660) — 139.8%	229,571,427

Par Amount	Municipal Bonds Transferred to
(000)	Tender Option Bond Trusts (o)	Value

California — 5.7%
$ 5,130	California Pollution Control Financing Authority,
PCR, Refunding (Pacific Gas and Electric), AMT,
	Series A, 5.35%, due 12/01/2016 (i)	$ 5,442,109
3,780	San Jose, California, Airport Revenue Refunding
	Bonds, Series A, 5.50%, due 3/01/2032 (b)	3,924,850

		9,366,959

Michigan — 3.1%
5,000	Michigan State Strategic Fund, Limited Obligation
Revenue Refunding Bonds (Detroit Edison
	Company Pollution Control Project), AMT,
	Series C, 5.65%, due 9/1/2029 (p)	5,124,100

New York — 2.1%
3,205	New York City, New York, Sales Tax Asset
	Receivable Corporation Revenue Bonds,
	Series A, 5.25%, due 10/15/2027 (b)	3,396,320

Texas — 5.7%
8,730	Harris County, Texas, Toll Road Revenue
Refunding Bonds, Senior Lien, Series A, 5.25%,
	due 8/15/2035 (f)	9,352,536

Virginia — 4.9%
7,900	Virginia State, HDA, Commonwealth Mortgage
Revenue Bonds, Series H, Sub-Series H-1,
	5.375%, due 7/1/2036 (i)	8,006,492

	Total Municipal Bonds Transferred to
	Tender Option Bond Trusts
	(Cost — $35,362,444) — 21.5%	35,246,407

Shares
(000)	Short-Term Securities

12	Merrill Lynch Institutional Tax-Exempt Fund,
	2.47% (h)(m)	11,734

	Total Short-Term Securities
	(Cost — $11,734) — 0.0%	11,734

Total Investments (Cost — $255,016,838*) — 161.3%		264,829,568
Other Assets Less Liabilities — 2.1%		3,436,437
Liabilities for Trust Certificates, Including Interest
Expense and Fees Payable — (10.4%)		(17,046,163)
Preferred Stock, at Redemption Value — (53.0%)		(87,023,836)

Net Assets Applicable to Common Stock — 100.0%		$164,196,006

See Notes to Financial Statements.

10 SEMI-ANNUAL REPORT

JANUARY 31, 2008

Schedule of Investments (concluded)	BlackRock MuniHoldings Fund II, Inc.
(Percentages shown are based on Net Assets)

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 237,765,426

Gross unrealized appreciation	$ 13,198,982
Gross unrealized depreciation	(3,004,840)

Net unrealized appreciation	$ 10,194,142

(a)	ACA Insured.

(b)	AMBAC Insured.

(c)	Assured Guaranty Insured.

(d)	FGIC Insured.

(e)	FHA Insured.

(f)	FSA Insured.

(g)	GNMA Collateralized.

(h)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

(i)	MBIA Insured.

(j)	Represents a zero coupon bond; the interest rate shown is the effective yield at the time of purchase.

(k)	Issuer filed for bankruptcy or is in default of interest payments.

(l)	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

(m)	Rate shown is the effective yield as of January 31, 2008.

(n)	Variable rate security. Rate shown is interest rate as of the report date.

(o)	Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

(p)	XL Capital Insured.

	Net Activity	Dividend
Affiliate	(000)	Income

Merrill Lynch Institutional Tax-Exempt Fund	—	$196

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

JANUARY 31, 2008

11

Schedule of Investments as of January 31, 2008 BlackRock MuniHoldings New Jersey Insured Fund, Inc.

(Unaudited) (Percentages shown are based on Net Assets)

Par Amount
(000)	Municipal Bonds	Value

New Jersey — 144.6%

$ 1,875	Atlantic Highlands, New Jersey, Highland Regional
	Sewer Authority, Sewer Revenue Refunding
	Bonds, 5.50% due 1/01/2020 (b)	$ 2,009,044

1,540	Camden County, New Jersey, Improvement
	Authority, Lease Revenue Bonds, 5.5%
	due 9/01/2010 (c)(h)	1,662,753

430	Carteret, New Jersey, Board of Education, COP, 6%
	due 1/15/2010 (d)(h)	464,447

2,500	Delaware River and Bay Authority Revenue Bonds,
	5% due 1/01/2033 (d)	2,540,150

4,630	Delaware River Joint Toll Bridge Commission of
New Jersey and Pennsylvania, Bridge Revenue
	Refunding Bonds, 5% due 7/01/2028	4,688,940

Delaware River Port Authority of Pennsylvania and
	New Jersey Revenue Bonds (c):
5,000	5.50% due 1/01/2012	5,271,200
6,000	5.625% due 1/01/2013	6,345,180
500	5.75% due 1/01/2015	529,445
4,865	6% due 1/01/2018	5,140,310
5,525	6% due 1/01/2019	5,837,660

2,425	Delaware River Port Authority of Pennsylvania and
	New Jersey, Revenue Bonds (Port District Project),
	Series B, 5.625% due 1/01/2026 (c)	2,518,726

7,895	East Orange, New Jersey, Board of Education, COP,
	5.50% due 8/01/2012 (c)	8,512,468

4,000	Essex County, New Jersey, Improvement Authority,
Lease Revenue Bonds (Correctional Facility
	Project), 6% due 10/01/2010 (b)(h)	4,379,440

4,400	Essex County, New Jersey, Improvement
	Authority Revenue Bonds, Series A, 5%
	due 10/01/2013 (b)(h)	4,924,612

	Garden State Preservation Trust of New Jersey,
	Capital Appreciation Revenue Bonds,
	Series B (c)(k):
9,000	5.12% due 11/01/2023	4,403,790
10,000	5.20% due 11/01/2025	4,368,900

	Garden State Preservation Trust of New Jersey,
	Open Space and Farmland Preservation
	Revenue Bonds, Series A (c):
1,960	5.80% due 11/01/2021	2,269,308
2,730	5.80% due 11/01/2023	3,147,253
9,160	5.75% due 11/01/2028	11,145,064

	Garden State Preservation Trust of New Jersey,
	Open Space and Farmland Preservation,
	Revenue Refunding Bonds, Series C (c):
5,000	5.25% due 11/01/2020	5,744,450
7,705	5.25% due 11/01/2021	8,822,918

2,690	Hopatcong, New Jersey, GO, Sewer Refunding
	Bonds, 4.50% due 8/01/2033 (a)	2,681,903

2,230	Jersey City, New Jersey, GO, Series B, 5.25%
	due 9/01/2011 (c)(h)	2,483,529

5,250	Lafayette Yard, New Jersey, Community
	Development Revenue Bonds (Hotel/
	Conference Center Project-Trenton), 6%
	due 4/01/2010 (d)(h)	5,709,218

Par Amount
(000)	Municipal Bonds	Value

New Jersey (continued)

$ 1,550	Middlesex County, New Jersey, COP, 5.25%
	due 6/15/2023 (d)	$ 1,590,378

1,375	Middlesex County, New Jersey, COP, Refunding,
	5.50% due 8/01/2016 (d)	1,493,979

5,270	Middlesex County, New Jersey, Improvement
Authority, Lease Revenue Bonds (Educational
	Services Commission Projects), 6%
	due 7/15/2010 (h)	5,783,614

500	Middlesex County, New Jersey, Improvement
	Authority Revenue Bonds (Senior
	Citizens Housing Project), AMT, 5.50%
	due 9/01/2030 (a)	513,150

	Monmouth County, New Jersey, Improvement
	Authority, Governmental Loan Revenue
	Refunding Bonds (a):
695	5.35% due 12/01/2010 (h)	752,463
535	5.375% due 12/01/2010 (h)	579,598
845	5.35% due 12/01/2017	902,984
935	5.375% due 12/01/2018	999,889

	Morristown, New Jersey, Parking Authority
	Revenue Bonds (d):
1,830	5% due 8/01/2030	1,913,064
3,000	5% due 8/01/2033	3,126,690

525	Mount Holly, New Jersey, Municipal Utilities
	Authority, Sewer Revenue Bonds, Series C,
	4.50% due 12/01/2037 (d)	511,508

	New Jersey EDA, Cigarette Tax Revenue Bonds:
2,700	5.625% due 6/15/2019	2,712,582
2,000	5.75% due 6/15/2029	1,989,620
585	5.50% due 6/15/2031	566,719
1,180	5.75% due 6/15/2034	1,173,722

5,000	New Jersey EDA, Lease Revenue Bonds
	(University of Medicine and Dentistry-
International Center for Public Health Project),
	6% due 6/01/2032 (a)	5,248,800

	New Jersey EDA, Motor Vehicle Surcharge
	Revenue Bonds, Series A (d):
7,500	5.25% due 7/01/2026	8,349,000
11,105	5.25% due 7/01/2033	11,476,795
2,000	5% due 7/01/2034	2,060,180

	New Jersey EDA, School Facilities Construction
	Revenue Bonds:
9,000	Series L, 5% due 3/01/2030 (c)	9,341,910
8,420	Series O, 5.25% due 3/01/2023	9,122,733
2,500	Series U, 5% due 9/01/2037 (a)	2,580,625

1,000	New Jersey EDA, School Facilities Construction,
Revenue Refunding Bonds, Series N-1, 5.50%
	due 9/01/2027 (b)	1,140,510

2,500	New Jersey EDA, Solid Waste Disposal Facilities
	Revenue Bonds (Waste Management Inc.),
	AMT, Series A, 5.30% due 6/01/2015	2,616,000

	New Jersey EDA, State Lease Revenue Bonds:
2,670	(Liberty State Park Project), Series C, 5%
	due 3/01/2022 (c)	2,845,419
3,000	(State Office Buildings Projects), 6%
	due 6/15/2010 (a)(h)	3,255,480

See Notes to Financial Statements.

12 SEMI-ANNUAL REPORT

JANUARY 31, 2008

Schedule of Investments (continued) BlackRock MuniHoldings New Jersey Insured Fund, Inc.

(Percentages shown are based on Net Assets)

Par Amount
(000)	Municipal Bonds	Value

New Jersey (continued)

$ 4,620	(State Office Buildings Projects), 6.25%
	due 6/15/2010 (a)(h)	$ 5,039,912
3,000	New Jersey EDA, Water Facilities Revenue Bonds
	(New Jersey-American Water Company, Inc.
	Project), AMT, Series A, 5.25%
	due 11/01/2032 (a)	3,038,340

10,775	New Jersey Health Care Facilities Financing
	Authority, Department of Human Services
Revenue Bonds (Greystone Park Psychiatric
	Hospital Project), 5% due 9/15/2023 (a)	11,125,834

	New Jersey Health Care Facilities Financing
	Authority Revenue Bonds:
250	(RWJ Healthcare Corporation), Series B, 5%
	due 7/01/2025 (i)	256,058
3,000	(RWJ Healthcare Corporation), Series B, 5%
	due 7/01/2035 (i)	2,991,000
2,820	(Society of the Valley Hospital), 5.375%
	due 7/01/2025 (a)	2,921,548
2,135	(Somerset Medical Center), 5.50%
	due 7/01/2033	1,871,029
5,440	(South Jersey Hospital), 6%
	due 7/01/2012 (h)	6,165,587

	New Jersey Health Care Facilities Financing
	Authority, Revenue Refunding Bonds:
4,000	(AHS Hospital Corporation), Series A, 6%
	due 7/01/2013 (a)(g)	4,645,600
1,525	(Atlantic City Medical Center), 5.75%
	due 7/01/2012 (h)	1,712,666
530	(Atlantic City Medical Center), 6.25%
	due 7/01/2012 (h)	608,541
925	(Atlantic City Medical Center), 6.25%
	due 7/01/2017	1,003,005
1,975	(Atlantic City Medical Center), 5.75%
	due 7/01/2025	2,058,345
1,000	(Meridian Health System Obligation Group),
	5.375% due 7/01/2024 (c)	1,036,450

New Jersey Sports and Exposition Authority, Luxury
	Tax Revenue Refunding Bonds (Convention
	Center) (d):
5,890	5.50% due 3/01/2021	6,781,687
3,000	5.50% due 3/01/2022	3,456,300

2,400	New Jersey Sports and Exposition Authority,
State Contract Revenue Bonds, Series A, 6%
	due 3/01/2013 (d)	2,555,568

New Jersey State Educational Facilities Authority
	Revenue Bonds:
9,420	(Capital Improvement Fund), Series A, 5.75%
	due 9/01/2010 (c)(h)	10,229,649
2,000	(Kean University), Series D, 5%
	due 7/01/2032 (b)	2,022,380
1,200	(Montclair State University), Series A, 5%
	due 7/01/2021 (a)	1,266,120
2,880	(Montclair State University), Series A, 5%
	due 7/01/2022 (a)	3,023,078
1,220	(Richard Stockton College), Series F, 5%
	due 7/01/2031 (d)	1,244,302

Par Amount
(000)	Municipal Bonds	Value

New Jersey (continued)

New Jersey State Educational Facilities Authority
	Revenue Bonds (concluded):
$ 3,260	(Rowan University), Series C, 5%
	due 7/01/2014 (d)(h)	$ 3,662,186
3,615	(Rowan University), Series C, 5.125%
	due 7/01/2014 (d)(h)	4,087,300

7,500	New Jersey State Educational Facilities Authority,
	Higher Education, Capital Improvement
	Revenue Bonds, Series A, 5.125%
	due 9/01/2012 (a)(h)	8,305,275

New Jersey State Educational Facilities Authority,
	Revenue Refunding Bonds:
3,900	(Montclair State University), Series J, 4.25%
	due 7/01/2030 (d)	3,622,476
7,510	(Montclair State University), Series L, 5%
	due 7/01/2014 (d)(h)	8,436,509
1,250	(Ramapo College), Series I, 4.25%
	due 7/01/2031 (a)	1,189,012
900	(Ramapo College), Series I, 4.25%
	due 7/01/2036 (a)	847,575
1,100	(Rowan University), Series B, 4.25%
	due 7/01/2034 (b)	1,017,830
465	(Rowan University), Series C, 5%
	due 7/01/2011 (b)(h)	508,068
790	(Rowan University), Series C, 5.25%
	due 7/01/2011 (b)(h)	869,600
2,135	(Rowan University), Series C, 5.25%
	due 7/01/2017 (b)	2,300,441
2,535	(Rowan University), Series C, 5.25%
	due 7/01/2018 (b)	2,722,032
2,370	(Rowan University), Series C, 5.25%
	due 7/01/2019 (b)	2,532,937
945	(Rowan University), Series C, 5%
	due 7/01/2031 (b)	959,544
2,800	(Stevens Institute of Technology), Series A, 5%
	due 7/01/2027	2,736,944
900	(Stevens Institute of Technology), Series A, 5%
	due 7/01/2034	842,409

New Jersey State Housing and Mortgage Finance
Agency, Capital Fund Program Revenue Bonds,
	Series A (c):
11,225	4.70% due 11/01/2025	11,375,752
4,800	5% due 5/01/2027	5,049,360

New Jersey State Housing and Mortgage Finance
	Agency, Home Buyer Revenue Bonds, AMT,
	Series U (d):
745	5.60% due 10/01/2012	757,196
2,140	5.65% due 10/01/2013	2,174,754
2,395	5.75% due 4/01/2018	2,433,033
640	5.85% due 4/01/2029	647,322

800	New Jersey State Housing and Mortgage Finance
Agency, S/F Housing Revenue Refunding Bonds,
	AMT, Series T, 4.70% due 10/01/2037	743,672

2,500	New Jersey State Transit Corporation, COP
(Federal Transit Administration Grants), Series A,
	6.125% due 9/15/2009 (a)(h)	2,658,850

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

JANUARY 31, 2008

13

Schedule of Investments (continued) BlackRock MuniHoldings New Jersey Insured Fund, Inc.

(Percentages shown are based on Net Assets)

Par Amount
(000)	Municipal Bonds	Value

New Jersey (continued)

	New Jersey State Transportation Trust Fund
Authority, Transportation System Revenue Bonds:
$ 7,500	Series A, 6% due 6/15/2010 (h)	$ 8,138,700
4,050	Series C, 4.70% due 12/15/2032 (c)(k)	1,194,426
1,400	Series C, 5.05% due 12/15/2035 (a)(k)	333,844
5,500	Series C, 5.05% due 12/15/2036 (a)(k)	1,242,285
7,800	Series D, 5% due 6/15/2019 (c)	8,491,860

	New Jersey State Transportation Trust Fund
	Authority, Transportation System Revenue
	Refunding Bonds:
10,750	Series A, 5.25% due 12/15/2020 (c)	12,336,592
9,165	Series B, 5.50% due 12/15/2021 (d)	10,606,746

7,615	New Jersey State Turnpike Authority, Turnpike
	Revenue Bonds, Series B, 5.15%
	due 1/01/2035 (a)(k)	5,535,648

	New Jersey State Turnpike Authority, Turnpike
Revenue Refunding Bonds, Series C (d)(g):
910	6.50% due 1/01/2016	1,062,816
4,610	6.50% due 1/01/2016	5,448,881

620	Newark, New Jersey, Housing Authority, Port
	Authority-Port Newark Marine Terminal,
Additional Rent-Backed Revenue Refunding
Bonds (City of Newark Redevelopment Projects),
	4.375% due 1/01/2037 (d)	595,876

	North Bergen Township, New Jersey, Board of
	Education, COP (c)(h):
1,000	6% due 12/15/2010	1,111,070
3,260	6.25% due 12/15/2010	3,644,614

4,335	North Hudson Sewage Authority, New Jersey,
	Sewer Revenue Refunding Bonds, 5.125%
	due 8/01/2020 (d)	4,913,419

1,035	Orange Township, New Jersey, Municipal Utility
and Lease, GO, Refunding, Series C, 5.10%
	due 12/01/2017 (d)	1,065,046

	Paterson, New Jersey, Public School District,
	COP (d)(h):
1,980	6.125% due 11/01/2009	2,134,282
2,000	6.25% due 11/01/2009	2,160,100

Perth Amboy, New Jersey, GO (Convertible CABS),
	Refunding (c)(k):
4,605	4.50% due 7/01/2032	3,820,308
1,395	4.50% due 7/01/2033	1,156,274
1,470	4.55% due 7/01/2037	1,214,205

Port Authority of New York and New Jersey, Special
Obligation Revenue Bonds (JFK International Air
	Terminal LLC), AMT, Series 6 (d):
13,500	6.25% due 12/01/2011	15,052,635
1,500	6.25% due 12/01/2015	1,754,070
3,000	5.75% due 12/01/2025	3,004,050

Par Amount
(000)	Municipal Bonds	Value

New Jersey (concluded)

$ 6,600	Rahway Valley Sewerage Authority, New Jersey,
Sewer Revenue Bonds, CABS, Series A, 4.79%
	due 9/01/2028 (d)(k)	$ 2,324,850

500	Salem County, New Jersey, Improvement Authority
Revenue Bonds (Finlaw State Office Building
	Project), 5.375% due 8/15/2028 (c)	546,185

	South Jersey Port Corporation of New Jersey,
	Revenue Refunding Bonds:
3,750	4.50% due 1/01/2015	3,942,150
1,920	4.50% due 1/01/2016	2,005,094
1,500	5% due 1/01/2026	1,532,025
2,000	5.10% due 1/01/2033	2,032,040

4,755	Tobacco Settlement Financing Corporation of
New Jersey, Asset-Backed Revenue Bonds, 7%
	due 6/01/2013 (h)	5,754,834

2,000	University of Medicine and Dentistry of New Jersey,
	COP, 5% due 6/15/2029 (d)	2,057,000

4,740	University of Medicine and Dentistry of New
	Jersey, Revenue Bonds, Series A, 5.50%
	due 12/01/2027 (a)	5,053,693

8,580	West Deptford Township, New Jersey, GO,
	5.625% due 9/01/2010 (b)(h)	9,290,681

		464,337,495

Puerto Rico — 13.5%

	Puerto Rico Commonwealth Highway and
Transportation Authority, Transportation Revenue
	Refunding Bonds:
4,500	Series J, 5% due 7/01/2029 (d)	4,521,870
3,480	Series K, 5% due 7/01/2015 (h)	3,947,086
16,650	Series N, 5.25% due 7/01/2039 (b)	17,011,971

4,000	Puerto Rico Commonwealth Infrastructure
Financing Authority, Special Tax and Capital
Appreciation Revenue Bonds, Series A, 4.34%
	due 7/01/2037 (a)(k)	813,560

	Puerto Rico Electric Power Authority, Power
	Revenue Bonds:
6,830	Series HH, 5.25% due 7/01/2010 (c)(h)	7,363,833
5,100	Series RR, 5% due 7/01/2028 (f)	5,156,457

	Puerto Rico Industrial, Tourist, Educational,
Medical and Environmental Control Facilities
	Revenue Bonds:
1,780	(Hospital Auxilio Mutuo Obligation Group),
	Series A, 6.25% due 7/01/2024 (d)	1,796,216
1,750	(Hospital de la Concepcion), Series A, 6.50%
	due 11/15/2020	1,881,828
1,000	(University Plaza Project), Series A, 5%
	due 7/01/2033 (d)	1,002,440

		43,495,261

	Total Municipal Bonds
	(Cost — $485,533,346) — 158.1%	507,832,756

See Notes to Financial Statements.

14 SEMI-ANNUAL REPORT

JANUARY 31, 2008

Schedule of Investments (concluded) BlackRock MuniHoldings New Jersey Insured Fund, Inc. (Percentages shown are based on Net Assets)

Par Amount	Municipal Bonds Transferred to
(000)	Tender Option Bond Trusts (e)	Value

New Jersey — 2.9%

$ 8,650	Trenton, New Jersey, Parking Authority, Parking
	Revenue Bonds, 6.10% due 4/01/2010 (b)(h)	$ 9,342,432

Total Municipal Bonds Transferred to
Tender Option Bond Trusts
	(Cost — $8,977,390) — 2.9%	9,342,432

Shares
(000)	Short-Term Securities	Value

7,626	CMA New Jersey Municipal Money Fund,
	2.01% (j)(l)	$ 7,626,408

	Total Short-Term Securities
	(Cost — $7,626,408) — 2.4%	7,626,408

Total Investments (Cost — $502,137,144*) — 163.4%		524,801,596
Other Assets Less Liabilities — 1.2%		3,812,802
Liabilities for Trust Certificates, Including Interest
Expense and Fees Payable — (1.4%)		(4,376,024)
Preferred Stock, at Redemption Value — (63.2%)		(203,052,737)

Net Assets Applicable to Common Stock — 100.0%		$ 321,185,637

* The cost and unrealized appreciation (depreciation) of investments as of January 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 498,218,358

Gross unrealized appreciation	$ 25,388,423
Gross unrealized depreciation	(3,130,185)

Net unrealized appreciation	$ 22,258,238

(a)	AMBAC Insured.

(b)	FGIC Insured.

(c)	FSA Insured.

(d)	MBIA Insured.

(e)	Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

(f)	CIFG Insured.

(g)	Escrowed to maturity.

(h)	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

(i)	Radian Insured.

(j)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net Activity	Dividend
Affiliate	(000)	Income

CMA New Jersey Municipal Money Fund	(751,113)	$47,365

(k)	Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.

(l)	Rate shown is the effective yield as of January 31, 2008.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

JANUARY 31, 2008

15

Statements of Assets and Liabilities

		BlackRock
		MuniHoldings
	BlackRock	New Jersey
	MuniHoldings	Insured
As of January 31, 2008 (Unaudited)	Fund II, Inc.	Fund, Inc.

Assets

Investments at value — unaffiliated[1]	$ 264,817,834	$ 517,175,188
Investments at value — affiliated[2]	11,734	7,626,408
Cash	722,550	67,701
Interest receivable	3,605,392	5,218,110
Prepaid expenses and other assets	11,130	9,556

Total assets	269,168,640	530,096,963

Liabilities

Trust certificates[3]	16,870,000	4,325,000
Interest expense and fees payable	176,163	51,024
Investment advisory fees payable	117,394	229,392
Other affiliates payable	2,569	5,288
Income dividends payable	703,916	1,126,007
Accrued expenses	78,756	121,878

Total liabilities	17,948,798	5,858,589

Preferred Stock

Preferred Stock, at redemption value, par value $.10 per share at $25,000 per share liquidation preference[4]	87,023,836	203,052,737

Net Assets Applicable to Common Stock

Net assets applicable to Common Stock	$ 164,196,006	$ 321,185,637

Composition of Net Assets Applicable to Common Stock

Common Stock, par value $.10 per share[5]	$ 1,117,328	$ 2,124,541
Paid-in capital in excess of par	165,293,279	319,388,284
Undistributed net investment income	1,521,881	497,908
Accumulated net realized capital losses	(13,549,212)	(23,489,548)
Net unrealized appreciation	9,812,730	22,664,452

Net Assets	$ 164,196,006	$ 321,185,637

Net asset value per share of Common Stock	$ 14.70	$ 15.12

[1] Investments at cost — unaffiliated	$ 255,005,104	$ 494,510,736

[2] Investments at cost — affiliated	$ 11,734	$ 7,626,408

[3] Represents short-term floating rate certificates issued by tender option bond trusts.
[4] Preferred Stock authorized, issued and outstanding:
Series A Shares	1,740	1,360

Series B Shares	1,740	1,360

Series C Shares	—	2,400

Series D Shares	—	1,880

Series E Shares	—	1,120

[5] Common Stock issued and outstanding	11,173,277	21,245,413

See Notes to Financial Statements.

16 SEMI-ANNUAL REPORT

JANUARY 31, 2008

Statements of Operations

		BlackRock
		MuniHoldings
	BlackRock	New Jersey
	MuniHoldings	Insured
For the Six Months Ended January 31, 2008 (Unaudited)	Fund II, Inc.	Fund, Inc.

Investment Income

Interest	$ 7,174,327	$ 11,514,196
Dividends from affiliates	196	47,365

Total income	7,174,523	11,561,561

Expenses

Investment advisory	694,485	1,436,966
Interest expense and fees[1]	393,086	80,445
Commissions for Preferred Stock	113,422	257,933
Accounting services	52,457	84,085
Audit and legal	27,430	29,839
Transfer agent	23,654	38,746
Printing	11,243	18,828
Directors	9,217	18,903
Custodian	7,936	14,789
Pricing	9,608	11,167
Miscellaneous	29,885	40,134

Total expenses before waiver	1,372,423	2,031,835
Less investment advisory fees waived	(11)	(96,554)

Total expenses after waiver	1,372,412	1,935,281

Net investment income	5,802,111	9,626,280

Net Realized & Unrealized Gain (Loss)

Net realized gain on:
Investments	389,352	418,291
Forward interest rate swaps	68,650	—

	458,002	418,291

Net change in unrealized appreciation/depreciation on:
Investments	(1,389,676)	6,225,117
Forward interest rate swaps	66,099	—

	(1,323,577)	6,225,117

Total net realized and unrealized gain (loss)	(865,575)	6,643,408

Dividends and Distributions to Preferred Stock Shareholders

Net investment income	(1,660,299)	(3,587,195)
Net realized gains	(12,006)	—

	(1,672,305)	(3,587,195)

Net Increase in Net Assets Resulting from Operations	$ 3,264,231	$ 12,682,493

[1] Related to tender option bond trusts.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

JANUARY 31, 2008

17

Statements of Changes in Net Assets

	BlackRock		BlackRock MuniHoldings
	MuniHoldings Fund II, Inc.		New Jersey Insured Fund, Inc.

	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	January 31, 2008	July 31,	January 31, 2008	July 31,
Increase (Decrease) in Net Assets:	(Unaudited)	2007	(Unaudited)	2007

Operations

Net investment income	$ 5,802,111	$ 11,705,163	$ 9,626,280	$ 21,769,795
Net realized gain	458,002	1,636,714	418,291	2,584,163
Net change in unrealized appreciation/depreciation	(1,323,577)	(2,106,859)	6,225,117	(3,049,991)
Dividends and distributions to Preferred Stock shareholders from:
Net investment income	(1,660,299)	(3,062,036)	(3,587,195)	(6,513,353)
Net realized gains	(12,006)	—	—	—

Net increase in net assets resulting from operations	3,264,231	8,172,982	12,682,493	14,790,614

Dividends and Distributions to Common Stock Shareholders

Net investment income	(4,223,498)	(8,623,062)	(7,265,931)	(15,781,439)
Net realized gains	(30,056)	—	—	—

Net decrease in net assets resulting from dividends and distributions to
Common Stock shareholders	(4,253,554)	(8,623,062)	(7,265,931)	(15,781,439)

Common Stock Transactions

Value of shares issued to Common Stock shareholders in reinvestment of dividends	—	70,232	—	1,110,968

Net Assets Applicable to Common Stock

Total increase (decrease) in net assets applicable to Common Stock	(989,323)	(379,848)	5,416,562	120,143
Beginning of period	165,185,329	165,565,177	315,769,075	315,648,932

End of period	$ 164,196,006	$ 165,185,329	$ 321,185,637	$ 315,769,075

End of period undistributed net investment income	$ 1,521,881	$ 1,603,567	$ 497,908	$ 1,724,754

See Notes to Financial Statements.

18 SEMI-ANNUAL REPORT

JANUARY 31, 2008

Financial Highlights BlackRock MuniHoldings Fund II, Inc.

For the Six
Months Ended
	January 31, 2008		For the Year Ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003

Per Share Operating Performance

Net asset value, beginning of period	$ 14.78	$ 14.82	$ 15.03	$ 13.98	$ 13.46	$ 13.51

Net investment income[1]	.52	1.05	1.04	1.08	1.15	1.16
Net realized and unrealized gain (loss)	(.07)	(.05)	(.11)	1.15	.50	(.15)
Less dividends and distributions to Preferred Stock shareholders from:
Net investment income	(.15)	(.27)	(.23)	(.14)	(.10)	(.10)
Net realized gains	—[2]	—	—	—	—	—

Total from investment operations	.30	.73	.70	2.09	1.55	.91

Less dividends and distributions to Common Stock shareholders from:
Net investment income	(.38)	(.77)	(.91)	(1.04)	(1.03)	(.96)
Net realized gains	—[2]	—	—	—	—	—

Total dividends and distributions to Common Stock shareholders	(.38)	(.77)	(.91)	(1.04)	(1.03)	(.96)

Net asset value, end of period	$ 14.70	$ 14.78	$ 14.82	$ 15.03	$ 13.98	$ 13.46

Market price, end of period	$ 14.19	$ 13.99	$ 14.12	$ 15.25	$ 13.53	$ 13.16

Total Investment Return[3]

Based on net asset value	2.22%[4]	5.08%	4.89%	15.46%	11.88%	7.15%

Based on market price	4.24%[4]	4.39%	(1.50%)	21.04%	10.75%	9.21%

Ratios Based on Average Net Assets Applicable to Common Stock

Total expenses, net of waiver and excluding interest expense and fees[5,6]	1.18%[7]	1.19%	1.18%	1.19%	1.21%	1.26%

Total expenses, net of waiver[5]	1.66%[7]	1.63%	1.44%	1.27%	1.30%	1.38%

Total expenses[5]	1.66%[7]	1.63%	1.44%	1.27%	1.31%	1.38%

Total net investment income[5]	7.01%[7]	6.97%	7.04%	7.38%	8.13%	8.48%

Dividends to Preferred Stock shareholders	2.01%[7]	1.82%	1.55%	.98%	.69%	.74%

Net investment income to Common Stock shareholders	5.00%[7]	5.15%	5.49%	6.40%	7.44%	7.74%

Supplemental Data

Net assets applicable to Common Stock, end of period (in thousands)	$ 164,196	$ 165,185	$ 165,565	$ 167,588	$ 155,583	$ 149,262

Preferred Stock value outstanding, end of period (in thousands)	$ 87,000	$ 87,000	$ 87,000	$ 87,000	$ 87,000	$ 87,000

Portfolio turnover	12%	15%	41%	38%	29%	42%

Asset coverage per $1,000	$ 2,887	$ 2,899	$ 2,903	$ 2,926	$ 2,788	$ 2,716

[1]	Based on average shares outstanding.

[2]	Amount is less than $(.01) per share.

[3]	Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges. Past performance is not a guarantee of future results.

[4]	Aggregate total investment return.

[5]	Does not reflect the effect of dividends to Preferred Stock shareholders.

[6]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

[7]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

JANUARY 31, 2008

19

Financial Highlights BlackRock MuniHoldings New Jersey Insured Fund, Inc.

For the Six
Months Ended
	January 31, 2008		For the Year Ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003

Per Share Operating Performance

Net asset value, beginning of period	$ 14.86	$ 14.91	$ 15.62	$ 15.03	$ 14.46	$ 14.90

Net investment income[1]	.45	1.03	1.03	1.04	1.07	1.08
Net realized and unrealized gain (loss)	.32	(.03)	(.61)	.66	.51	(.54)
Less dividends to Preferred Stock shareholders from net investment
income	(.17)	(.31)	(.26)	(.16)	(.08)	(.09)

Total from investment operations	.60	.69	.16	1.54	1.50	.45

Less dividends to Common Stock shareholders from net investment
income	(.34)	(.74)	(.87)	(.95)	(.93)	(.89)

Net asset value, end of period	$ 15.12	$ 14.86	$ 14.91	$ 15.62	$ 15.03	$ 14.46

Market price, end of period	$ 13.97	$ 14.40	$ 14.98	$ 15.89	$ 14.17	$ 13.59

Total Investment Return[2]

Based on net asset value	4.27%[3]	4.71%	1.09%	10.63%	10.90%	3.32%

Based on market price	(.58%)[3]	.99%	(.16%)	19.37%	11.24%	1.61%

Ratios Based on Average Net Assets Applicable to Common Stock

Total expenses, net of waiver and excluding interest
expense and fees [4,5]	1.16%[6]	1.17%	1.15%	1.14%	1.13%	1.15%

Total expenses, net of waiver[4]	1.21%[6]	1.40%	1.39%	1.25%	1.19%	1.23%

Total expenses[4]	1.27%[6]	1.45%	1.45%	1.31%	1.27%	1.31%

Total net investment income[4]	6.03%[6]	6.77%	6.80%	6.69%	6.97%	7.05%

Dividends to Preferred Stock shareholders	2.25%[6]	2.03%	1.72%	1.02%	.54%	.61%

Net investment income to Common Stock shareholders	3.78%[6]	4.74%	5.08%	5.67%	6.43%	6.44%

Supplemental Data

Net assets applicable to Common Stock, end of period (in thousands)	$ 321,186	$ 315,769	$ 315,649	$ 328,853	$ 316,171	$ 304,126

Preferred Stock value outstanding, end of period (in thousands)	$ 203,000	$ 203,000	$ 203,000	$ 203,000	$ 203,000	$ 203,000

Portfolio turnover	3%	17%	16%	29%	8%	28%

Asset coverage per $1,000	$ 2,582	$ 2,556	$ 2,555	$ 2,620	$ 2,557	$ 2,498

[1]	Based on average shares outstanding.

[2]	Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[3]	Aggregate total investment return.

[4]	Does not reflect the effect of dividends to Preferred Stock shareholders.

[5]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

[6]	Annualized.

See Notes to Financial Statements.

20 SEMI-ANNUAL REPORT

JANUARY 31, 2008

Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies:

BlackRock MuniHoldings Fund II, Inc. and BlackRock MuniHoldings New
Jersey Insured Fund, Inc. (the “Funds” or individually as the “Fund”), are registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as non-diversified, closed-end management investment companies. The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of
America, which may require the use of management accruals and esti-
mates. Actual results may differ from these estimates. The Funds deter-
mine and make available for publication the net asset value of their
Common Stock on a daily basis. The Funds’ Common Stock shares are listed on the New York Stock Exchange under the symbols MUH and
MUJ, respectively.

The following is a summary of significant accounting policies followed by the Funds:

Valuation of Investments: Municipal investments (including commit-
ments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services selected under the supervision of the each Fund’s Board of Directors
(the “Directors” or the “Board”). In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from bond dealers, market transactions in comparable investments and various relationships between investments. Short-term securities may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value each business day. In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by, under the direction of, or in accordance with, a method approved by the Board as reflecting fair value (“Fair
Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Derivative Financial Instruments: Each Fund may engage in various portfolio investment strategies to increase the return of the Fund and to hedge, or protect, its exposure to interest rate movements and move-
ments in the securities markets. Losses may arise if the value of the con-
tract decreases due to an unfavorable change in the price of the under-
lying security, or if the counterparty does not perform under the contract.

•Forward Interest Rate Swaps — Each Fund may enter into forward interest rate swaps. In a forward interest rate swap, the Fund and the counterparty agree to make periodic net payments on a specified notional contract amount, commencing on a specified future effective date, unless terminated earlier. Changes in the value of the forward interest rate swap are recognized as unrealized gains and losses.
When the agreement is closed, the Fund records a realized gain or loss in an amount equal to the value of the agreement. The Fund generally intends to close each forward interest rate swap before the accrual date specified in the agreement and therefore avoid entering into the interest rate swap underlying each forward interest rate swap.

The Fund may utilize forward starting swaps for the purpose of reducing the interest rate sensitivity of the portfolio and decreasing the Fund’s exposure to interest rate risk.

Segregation: In cases in which the 1940 Act and the interpretive posi-
tions of the Securities and Exchange Commission (the “SEC”) require that each Fund segregate assets in connection with certain investments
(e.g., when-issued securities or swap agreements), each Fund will, con-
sistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

Other: Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses are generally pro-rated to the Funds on the basis of relative net assets of all the
BlackRock Closed-End Funds.

Municipal Bonds Transferred to Tender Option Bond Trusts: The Funds
invest in leveraged residual certificates (“TOB Residuals”) issued by ten-
der option bond trusts (“TOBs”). A TOB is established by a third party sponsor forming a special purpose entity, into which a Fund, or an agent on behalf of the Fund, transfers municipal securities. A TOB typically issues two classes of beneficial interests: short-term floating rate certifi-
cates, which are sold to third party investors, and residual certificates, which are generally issued to the Fund which made the transfer or to affiliates of the Fund. The Funds’ transfer of the municipal securities to a
TOB is accounted for as a financing transaction, therefore the municipal securities deposited into a TOB are presented in the Funds’ Schedules of Investments and the proceeds from the transactions are reported as a liability for trust certificates of the Funds. Similarly, proceeds from residual certificates issued to affiliates, if any, from the transaction are included in the liability for trust certificates. Interest income from the underlying security is recorded by each Fund on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remar-
keting, administration and trustee services to a TOB are reported as expenses of the Funds. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. The TOB residuals held by the Funds include the right of the Funds (1) to cause the holders of a proportional share of the floating rate certificates to tender their certificates at par, and (2) to transfer a corresponding share of the municipal securities from the TOB to the Funds.

SEMI-ANNUAL REPORT

JANUARY 31, 2008

21

Notes to Financial Statements (continued) As of January 31, 2008 the aggregate value of the underlying municipal securities transferred to TOBs were:

			Underlying
			Municipal
	Liability	Range of	Securities
	for Trust	Interest	Transferred
	Certificates	Rates	to TOBs

BlackRock MuniHoldings		3.064% –
Fund II, Inc	$16,870,000	3.605%	$35,246,407
BlackRock MuniHoldings
New Jersey
Insured Fund, Inc	$ 4,325,000	3.51%	$ 9,342,432

Financial transactions executed through TOBs generally will underperform the market for fixed rate municipal bonds in a rising interest rate environ-
ment, but tend to outperform the market for fixed rate bonds when inter-
est rates decline or remain relatively stable. Should short-term interest rates rise, the Funds’ investment in TOB Residuals likely will adversely affect the Funds’ net investment income and dividends to shareholders.
Fluctuations in the market value of municipal securities deposited into the TOB may adversely affect the Funds’ net asset values per share.

While the Funds’ investment policies and restrictions expressly permit investments in inverse floating rate securities such as TOB Residuals, they generally do not allow the Funds to borrow money for purposes of making investments. The Funds’ management believes that the Funds’
restrictions on borrowings do not apply to the liability for trust certifi-
cates reflected as a result of the Funds’ investments in TOB Residuals.

Income Taxes: It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment compa-
nies and to distribute substantially all of its taxable income to its share-
holders. Therefore, no federal income tax provision is required.

Effective January 31, 2008, the Funds implemented Financial Accounting
Standards Board (“FASB”) Interpretation No. 48 “Accounting for
Uncertainty in Income Taxes — an interpretation of FASB Statement No.
109” (“FIN 48”). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, includ-
ing investment companies, before being measured and recognized in the financial statements. Management has evaluated the application of FIN
48 to the Funds, and has determined that that the adoption of FIN 48 does not have a material impact on the Funds’ financial statements. The
Funds file U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ U.S. federal returns remain open for the years ended July 31,
2004 through July 31, 2007. The statutes of limitations on the Funds’
state and local tax returns remain open for an additional year depending on the jurisdiction.

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-
dividend dates. Interest income is recognized on the accrual basis. The
Funds amortize all premiums and discounts on debt securities.

Dividends and Distributions: Dividends to common shareholders from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. Dividends and dis-
tributions to Preferred Stock shareholders are accrued and determined as described in Note 4.

Recent Accounting Pronouncements: In September 2006, Statement of
Financial Accounting Standards No. 157, “Fair Value Measurements”
(“FAS 157”), was issued and is effective for fiscal years beginning after
November 15, 2007. FAS 157 defines fair value, establishes a frame-
work for measuring fair value and expands disclosures about fair value measurements. The impact on the Funds’ financial statement disclo-
sures, if any, is currently being assessed.

In addition, in February 2007, Statement of Financial Accounting
Standards No. 159, “The Fair Value Option for Financial Assets and
Financial Liabilities” (“FAS 159”), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November
15, 2007, provided the entity also elects to apply the provisions of FAS
157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presen-
tation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The impact on the Funds’ financial state-
ment disclosures, if any, is currently being assessed.

2. Investment Advisory Agreement and Other Transactions
with Affiliates:

Each Fund entered into an Investment Advisory Agreement with
BlackRock Advisors, LLC (the “Advisor”), an indirect, wholly owned sub-
sidiary of BlackRock, Inc., to provide investment advisory and adminis-
tration services. Merrill Lynch & Co., Inc. (“Merrill Lynch”) and The PNC
Financial Services Group, Inc. are the principal owners of BlackRock, Inc.

The Advisor is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, each Fund pays the Advisor a monthly fee at an annual rate of .55% of the average daily value of the Fund’s net assets, including proceeds from the issuance of Preferred Stock.

The Advisor has agreed to waive its advisory fees by the amount of investment advisory fees each Fund pays to the Advisor indirectly through

22 SEMI-ANNUAL REPORT

JANUARY 31, 2008

Notes to Financial Statements (continued) its investment in affiliated money market funds. For the six months ended January 31, 2008, the amounts were as follows:

Reimbursements

BlackRock MuniHoldings Fund II, Inc	$ 11
BlackRock MuniHoldings New Jersey Insured Fund, Inc	$7,451

In addition, for BlackRock MuniHoldings New Jersey Insured Fund, Inc.,
the Advisor has agreed to waive its investment advisory fee on the proceeds of Preferred Stock that exceeds 35% of the Fund’s total net assets. For the six months ended January 31, 2008, the Advisor earned fees of $1,436,966, of which $89,103 was waived.

In addition, the Advisor has entered into a separate sub-advisory agree-
ment with BlackRock Investment Management, LLC (“BIM”), an affiliate of the Advisor, under which the Advisor pays BIM for services it provides, a monthly fee at an annual rate that is a percentage of the management fee paid by each Fund to the Advisor.

Each Fund reimbursed the Advisor for certain accounting services. The reimbursements, which are included in accounting services in the
Statements of Operations, were as follows:

Reimbursements

BlackRock MuniHoldings Fund II, Inc	$2,259
BlackRock MuniHoldings New Jersey Insured Fund, Inc	$4,548

Certain officers and/or directors of the Funds are officers and/or direc-
tors of BlackRock, Inc. or its affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended January 31, 2008 were as follows:

		BlackRock
		MuniHoldings
	BlackRock	New Jersey
	MuniHoldings	Insured
	Fund II, Inc.	Fund, Inc.

Total Purchases	$39,300,220	$13,402,322
Total Sales	$32,433,016	$16,927,326

4. Stock Transactions:

Each Fund is authorized to issue 200,000,000 shares of stock, includ-
ing Preferred Stock, par value $.10 per share, all of which were initially classified as Common Stock. The Board is authorized, however, to reclassify any unissued shares of stock without approval of holders of Common Stock.

Common Stock

BlackRock MuniHoldings Fund II, Inc.

Shares issued and outstanding during the six months ended January 31,
2008 remained constant and during the year ended July 31, 2007 increased by 4,645 as a result of dividend reinvestment.

BlackRock MuniHoldings New Jersey Insured Fund, Inc.

Shares issued and outstanding during the six months ended January 31,
2008 remained constant and during the year ended July 31, 2007 increased by 72,669 as a result of dividend reinvestment.

Preferred Stock

Preferred Stock of the Funds have a par value of $.10 per share and a liquidation preference of $25,000 per share, plus accrued and unpaid dividends, that entitle their holders to receive cash dividends at an annual rate that may vary for the successive dividend periods. The yields in effect at January 31, 2008 were as follows:

		BlackRock
		MuniHoldings
	BlackRock	New Jersey
	MuniHoldings	Insured
	Fund II, Inc.	Fund, Inc.

Series A	3.40%	3.20%
Series B	3.30%	3.10%
Series C	—	3.20%
Series D	—	3.00%
Series E	—	3.00%

Each Fund pays commissions to certain broker-dealers at the end of each auction at an annual rate ranging from .25% to .375%, calculated on the proceeds of each auction. For the six months ended January 31,
2008, Merrill Lynch, Pierce, Fenner & Smith Incorporated, a wholly owned subsidiary of Merrill Lynch, earned commissions as follows:

Commissions

BlackRock MuniHoldings Fund II, Inc	$ 38,042
BlackRock MuniHoldings New Jersey Insured Fund, Inc	$132,096

Dividends on seven-day Preferred Stock are cumulative at a rate which is reset every seven days based on the results of an auction. Dividends on 28-day Preferred Stock are cumulative at a rate which resets every
28 days based on the results of an auction. If the Preferred Stock fails to clear the auction on an auction date, the Fund is required to pay the maximum applicable rate on the Preferred Stock to holders of such stock for successive dividend periods until such time as the Preferred
Stock is successfully auctioned. The maximum applicable rate on the
Preferred Stock is the higher of 110% of the AA commercial paper rate or 110% of 90% of the Kenny S&P 30-day High Grade Index rate divided by 1.00 minus the marginal tax rate. During the six months ended
January 31, 2008, the Preferred Stock of the Fund was successfully auctioned at each auction date. The low, high and average dividend ranges on the Preferred Stock for the Fund for the six months ended
January 31, 2008 were as follows:

BlackRock MuniHoldings Fund II, Inc.

	Low	High	Average

Series A	3.20%	4.75%	3.82%
Series B	3.20%	4.60%	3.78%

SEMI-ANNUAL REPORT

JANUARY 31, 2008

23

Notes to Financial Statements (concluded) BlackRock MuniHoldings New Jersey Insured Fund, Inc.

	Low	High	Average

Series A	1.90%	4.15%	3.46%
Series B	1.50%	4.30%	3.34%
Series C	2.90%	4.30%	3.64%
Series D	2.70%	4.40%	3.50%
Series E	2.96%	4.30%	3.48%

Each Fund may not declare dividends or make other distributions on
Common Stock or purchase any such stock if, at the time of the declara-
tion, distribution or purchase, asset coverage with respect to the out-
standing Preferred Stock would be less than 200%.

The Preferred Stock is redeemable at the option of each Fund, in whole or in part, on any dividend payment date at $25,000 per share plus any accumulated unpaid dividends whether or not declared. The Preferred
Stock is also subject to mandatory redemption at $25,000 per share plus any accumulated or unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of the Fund, as set forth in the Fund’s Articles of Incorporation/
Articles Supplementary, are not satisfied.

The holders of Preferred Stock have voting rights equal to the holders of
Common Stock (one vote per share) and will vote together with holders of Common Stock as a single class. However, holders of Preferred Stock, voting as a separate class, are also entitled to elect two Directors for each Fund. In addition, the 1940 Act requires that along with approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding Preferred Stock, voting sepa-
rately as a class would be required to (a) adopt any plan of reorganiza-
tion that would adversely affect the Preferred Stock, (b) change a Fund’s sub classification as a closed-end investment company or change its fundamental investment restrictions or (c) change its business so as to cease to be an investment company.

5. Capital Loss Carryforward:

BlackRock MuniHoldings Fund II, Inc.

On July 31, 2007, the Fund had a net capital loss carryforward of
$13,859,278, of which $872,684 expires in 2008, $12,107,981
expires in 2009, $689,205 expires in 2010 and $189,408 expires in
2011. This amount will be available to offset like amounts of any future taxable gains.

BlackRock MuniHoldings New Jersey Insured Fund, Inc.

On July 31, 2007, the Fund had a net capital loss carryforward of
$23,204,907, of which $22,969,013 expires in 2009 and $235,894 expires in 2011. This amount will be available to offset like amounts of any future taxable gains.

6. Concentration Risk:

The Funds concentrate their investments in securities issued by state agencies, other governmental entities and U.S. Territories. The Funds are more susceptible to adverse financial, social, environmental, economic, regulatory and political factors that may affect these state agencies, other governmental entities and U.S. Territories, which could seriously affect the ability of these states and their municipal subdivisions to meet continuing obligations for principal and interest payments and therefore could impact the value of the Funds’ investments and net asset value per share, than if the Funds were not concentrated in securities issued by state agencies, other governmental entities and U.S. Territories.

Many municipalities insure repayment of their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the
Schedules of Investments.

7. Subsequent Events:

Since February 13, 2008, the Preferred Stock of each Fund failed to clear any of its auctions. As a result, the Preferred Stock dividend rates were reset to the maximum applicable rate, which ranged from 3.32% to
3.41% . A failed auction is not an event of default for the Funds but it is a liquidity event for the holders of the Preferred Stock. Recent auction market liquidity problems have triggered numerous failed auctions for many closed-end funds, including BlackRock. A failed auction occurs when there are more sellers of a fund’s auction rate preferred shares than buyers. It is impossible to predict how long this imbalance will last. An auction for each Fund’s Preferred Stock may not occur for a long period of time, if ever, and even if liquidity does resume, holders of the
Preferred Stock may not have the amount of liquidity they desire or the ability to sell the Preferred Stock at par.

Each Fund paid a tax-exempt income dividend to holders of Common
Stock in the amounts of $.063000 per share and $.053000 per
share relating to BlackRock MuniHoldings Fund II, Inc. and BlackRock
MuniHoldings New Jersey Insured Fund, Inc., respectively, on March 3,
2008 to shareholders of record on February 15, 2008.

The dividends declared on Preferred Stock for the period February 1,
2008 to February 29, 2008 for each Fund were as follows:

		BlackRock
		MuniHoldings
	BlackRock	New Jersey
	MuniHoldings	Insured
	Fund II, Inc.	Fund, Inc.

Series A	$151,972	$ 84,366
Series B	$145,899	$ 93,282
Series C	—	$158,928
Series D	—	$125,622
Series E	—	$ 92,154

24 SEMI-ANNUAL REPORT

JANUARY 31, 2008

Officers and Directors

G. Nicholas Beckwith, III, Director
Richard E. Cavanagh, Director
Richard S. Davis, Director
Kent Dixon, Director
Frank J. Fabozzi, Director
Kathleen F. Feldstein, Director
James T. Flynn, Director
Henry Gabbay, Director
Jerrold B. Harris, Director
R. Glenn Hubbard, Director
W. Carl Kester, Director
Karen . Robards, Director
Robert S. Salomon, Jr., Director
Donald C. Burke, Fund President and Chief Executive Officer
Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian . Kindelan, Chief Compliance Officer
Howard Surloff, Secretary

Custodian
The Bank of New York Mellon
New York, NY 10286

Transfer Agent
Common Stock & Preferred Stock
The Bank of New York Mellon
New York, NY 10286

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Independent Registered Public
Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
New York, NY 10036

Additional Information

Proxy Results	BlackRock MuniHoldings Fund II, Inc.

During the six-month period ended January 31, 2008, the Common Stock and Preferred Stock (Series A & B) shareholders of BlackRock MuniHoldings
Fund II, Inc. voted on the following proposal, which was approved at the annual shareholders’ meeting on August 16, 2007. This proposal was part of the reorganization of the Fund’s Board of Directors that took effect on November 1, 2007. A description of the proposal and number of shares voted are as follows:

		Shares Voted	Shares Withheld
		For	From Voting

To elect the Fund’s Board of Directors:	G. Nicholas Beckwith, III	10,262,204	99,298
	Richard E. Cavanagh	10,261,743	99,759
	Richard S. Davis	10,264,383	97,119
	Kent Dixon	10,264,383	97,119
	Kathleen F. Feldstein	10,260,936	100,566
	James T. Flynn	10,263,543	97,959
	Henry Gabbay	10,262,475	99,027
	Jerrold B. Harris	10,264,383	97,119
	R. Glenn Hubbard	10,261,776	99,726
	Karen . Robards	10,264,383	97,119
	Robert S. Salomon, Jr.	10,264,383	97,119

During the six-month period ended January 31, 2008, the Preferred Stock shareholders (Series A & B) of BlackRock MuniHoldings Fund II, Inc., voted on the following proposal, which was approved at the annual shareholders’ meeting on August 16, 2007. This proposal was part of the reorganization of the Fund’s Board of Directors that took effect on November 1, 2007. A description of the proposal and number of shares voted are as follows:

		Shares Voted	Shares Withheld
		For	From Voting

To elect the Fund’s Board of Directors:	Frank J. Fabozzi and W. Carl Kester	3,073	0

SEMI-ANNUAL REPORT

JANUARY 31, 2008

25

Additional Information (concluded)

Proxy Results	BlackRock MuniHoldings New Jersey Insured Fund, Inc.

During the six-month period ended January 31, 2008, the Common Stock and Preferred Stock (Series A-E) shareholders of BlackRock MuniHoldings New Jersey Insured Fund, Inc. voted on the following proposal, which was approved at the annual shareholders’ meeting on August 16, 2007. This proposal was part of the reorganization of the Fund’s Board of Directors that took effect on November 1, 2007. A description of the proposal and number of shares voted are as follows:

		Shares Voted	Shares Withheld
		For	From Voting

To elect the Fund’s Board of Directors:	G. Nicholas Beckwith, III	20,043,101	390,669
	Richard E. Cavanagh	20,046,301	387,469
	Richard S. Davis	20,023,321	410,449
	Kent Dixon	20,042,332	391,438
	Kathleen F. Feldstein	20,011,802	421,968
	James T. Flynn	20,028,101	405,669
	Henry Gabbay	20,013,321	420,449
	Jerrold B. Harris	20,045,761	388,009
	R. Glenn Hubbard	20,007,281	426,489
	Karen . Robards	20,038,133	395,637
	Robert S. Salomon, Jr.	20,012,952	420,818

During the six-month period ended January 31, 2008, the Preferred Stock shareholders (Series A-E) of BlackRock MuniHoldings New Jersey Insured Fund, Inc., voted on the following proposal, which was approved at the annual shareholders’ meeting on August 16, 2007. This proposal was part of the reorganization of the Fund’s Board of Directors that took effect on November 1, 2007. A description of the proposal and number of shares voted for each Director are as follows:

26 SEMI-ANNUAL REPORT

JANUARY 31, 2008

		Shares Voted	Shares Withheld
		For	From Voting

To elect the Fund’s Board of Directors:	Frank J. Fabozzi	7,523	0
	W. Carl Kester	7,522	1

Dividend Policy

The Funds’ dividend policy is to distribute all or a portion of their net investment income to their shareholders on a monthly basis. In order to provide shareholders with a more stable level of dividend distributions, the Funds may at times pay out less than the entire amount of net investment income earned in any particular month and may at times in any particular month pay out such accumulated but undistributed income in addition to net investment income earned in that month.

As a result, the dividends paid by the Funds for any particular month may be more or less than the amount of net investment income earned by the Funds during such month. The Funds’ current accumulated but undistributed net investment income, if any, is disclosed in the
Statement of Assets and Liabilities, which comprises part of the financial information included in these reports.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedules of portfolio holdings with the
Securities and Exchange Commission (“SEC”) for the first and third quar-
ters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.
Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Electronic Delivery

Electronic copies of most financial reports are available on the Funds’
website or shareholders can sign up for e-mail notifications of quarterly statements and annual and semi-annual reports by enrolling in the
Funds’ electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or
Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

General Information

The Funds do not make available copies of their Statements of Additional
Information because the Funds’ shares are not continuously offered, which means that the Statement of Additional Information of the Funds have not been updated after completion of the Funds’ offering and the information contained in the Funds’ Statement of Additional Information may have become outdated.

The Funds will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and elimi-
nate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds at (800) 441-7762.

During the period, there were no material changes in the Funds’ invest-
ment objective or policies or to the Funds’ character or by-laws that were not approved by the shareholders or in the principal risk factors associ-
ated with investment in the Funds. There have been no changes in the persons who are primarily responsible for the day-to-day management of the Funds’ portfolios.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following infor-
mation is provided to help you understand what personal information
BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on appli-
cations, forms or other documents; (ii) information about your trans-
actions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-
public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

SEMI-ANNUAL REPORT

JANUARY 31, 2008

27

This report is transmitted to shareholders only. This is not a prospec-
tus. Past performance results shown in this report should not be considered a representation of future performance. The Funds have leveraged their Common Stock, which creates risks for Common
Stock shareholders, including the likelihood of greater volatility of net asset value and market price of shares of the Common Stock, and the risk that fluctuations in the short-term dividend rates of the
Preferred Stock, currently set at the maximum reset rate as a result of failed auctions, may affect the yield to Common Stock share-
holders. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free
(800) 441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission’s website at http://www.sec.gov. Infor-
mation about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without
charge (1) at www.blackrock.com or by calling (800) 441-7762 and (2) on the Securities and Exchange Commission’s website
at http://www.sec.gov.

BlackRock MuniHoldings Fund II, Inc.
BlackRock MuniHoldings New Jersey Insured Fund, Inc.
100 Bellevue Parkway
Wilmington, DE 19809

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrants – Not Applicable to this semi-annual report

Item 6 – Schedule of Investments – The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies – Not Applicable to this semi-annual report

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – As of March 1,
2008
(b) Effective March 1, 2008, Fred K. Stuebe joined the Registrant’s portfolio management team. Messrs. Theodore R. Jaeckel, Jr. and Walter O’Connor, previously identified in response to paragraph (a) of this item in the Registrant’s most recent annual report, continue as members of the Registrant’s portfolio management team.

(a)(1) As of March 1, 2008, the Fund is managed by a team of investment professionals comprised of Fred K. Stuebe, Director at BlackRock, Theodore R. Jaeckel, Jr., CFA,
Managing Director at BlackRock, and Walter O’Connor, Managing Director at BlackRock.
Each is a member of BlackRock’s municipal tax-exempt management group. Mr. Jaeckel and Mr. O’Connor are responsible for setting the Fund’s overall investment strategy and overseeing the management of the Fund. Mr. Stuebe is the Fund’s lead portfolio manager and is responsible for the day-to-day management of the Fund’s portfolio and the selection of its investments. Messrs. Jaeckel and O’Connor have been members of the Fund’s management team since 2006 and Mr. Stuebe has been the Fund’s portfolio manager since
2008.

Mr. Stuebe joined BlackRock in 2006. Prior to joining BlackRock, he was a Director
(Municipal Tax-Exempt Fund Management) of MLIM from 2000 to 2006. He has 25 years of experience investing in Municipal Bonds as a portfolio manager on behalf of registered investment companies. He has been a portfolio manager with BlackRock or MLIM since
1989.

(a)(2) As of March 1, 2008:

(iii) Number of Other Accounts and
	(ii) Number of Other Accounts Managed			Assets for Which Advisory Fee is
	and Assets by Account Type				Performance-Based

	Other			Other
(i) Name of	Registered	Other Pooled		Registered	Other Pooled
Portfolio	Investment	Investment	Other	Investment	Investment	Other
Manager	Companies	Vehicles	Accounts	Companies	Vehicles	Accounts

Fred K. Stuebe	10	0	0	0	0	0

	$2,934,490,642	$0	$0	$0	$0	$0

(iv) Potential Material Conflicts of Interest

BlackRock, Inc. and its affiliates (collectively, herein “BlackRock”) has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Fund, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Fund. In addition,
BlackRock, its affiliates and any officer, director, stockholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the
Fund. BlackRock, or any of its affiliates, or any officer, director, stockholder, employee or any member of their families may take different actions than those recommended to the
Fund by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of
BlackRock’s (or its affiliates’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-
public information. Each portfolio manager also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for the Fund. In this connection, it should be noted that certain portfolio managers currently manage certain accounts that are subject to performance fees. In addition, certain portfolio managers assist in managing certain hedge funds and may be entitled to receive a portion of any incentive fees earned on such funds and a portion of such incentive fees may be voluntarily or involuntarily deferred.
Additional portfolio managers may in the future manage other such accounts or funds and may be entitled to receive incentive fees.

As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted a policy that is intended to ensure that investment opportunities are allocated fairly and equitably among client accounts over time. This policy also seeks to achieve reasonable efficiency in client transactions and provide
BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base.

(a)(3) As of March 1, 2008:
Portfolio Manager Compensation Overview

BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock such as its
Long-Term Retention and Incentive Plan.

Base compensation. Generally, portfolio managers receive base compensation based on their seniority and/or their position with the firm. Senior portfolio managers who perform additional management functions within the portfolio management group or within
BlackRock may receive additional compensation for serving in these other capacities.

Discretionary Incentive Compensation
Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s seniority, role within the portfolio management team, teamwork and contribution to the overall performance of these portfolios and BlackRock.
In most cases, including for the portfolio managers of the Fund, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Fund or other accounts managed by the portfolio managers are measured. BlackRock’s Chief Investment
Officers determine the benchmarks against which to compare the performance of funds and other accounts managed by each portfolio manager and the period of time over which performance is evaluated. With respect to the portfolio manager, such benchmarks include a combination of market-based indices (e.g., Lehman Brothers Municipal Bond Index), certain customized indices and certain fund industry peer groups.

BlackRock’s Chief Investment Officers make a subjective determination with respect to each portfolio manager’s compensation based on the performance of the funds and other accounts managed by each portfolio manager relative to the various benchmarks noted
above. Performance is measured on both a pre-tax and after-tax basis over various time periods including 1, 3, 5 and 10-year periods, as applicable.

Distribution of Discretionary Incentive Compensation
Discretionary incentive compensation is distributed to portfolio managers in a combination of cash and BlackRock, Inc. restricted stock units which vest ratably over a number of years. The BlackRock, Inc. restricted stock units, if properly vested, will be settled in
BlackRock, Inc. common stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for the portfolio managers. Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year “at risk” based on the Company’s ability to sustain and improve its performance over future periods.

Other compensation benefits. In addition to base compensation and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

Long-Term Retention and Incentive Plan (“LTIP”) —The LTIP is a long-term incentive plan that seeks to reward certain key employees. Beginning in 2006, awards are granted under the LTIP in the form of BlackRock, Inc. restricted stock units that, if properly vested and subject to the attainment of certain performance goals, will be settled in
BlackRock, Inc. common stock.

Deferred Compensation Program —A portion of the compensation paid to each portfolio manager may be voluntarily deferred by the portfolio manager into an account that tracks the performance of certain of the firm’s investment products. Each portfolio manager is permitted to allocate his deferred amounts among various options, including to certain of the firm’s hedge funds and other unregistered products. Every portfolio manager is eligible to participate in the deferred compensation program.

Incentive Savings Plans — BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a
401(k) plan, the BlackRock Retirement Savings Plan (RSP) and the BlackRock Employee
Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 6% of eligible pay contributed to the plan capped at $4,000 per year, and a company retirement contribution equal to 3% of eligible compensation, plus an additional contribution of 2% for any year in which BlackRock has positive net operating income. The RSP offers a range of investment options, including registered investment companies managed by the firm. Company contributions follow the investment direction set by participants for their own contributions or absent, employee investment direction, are invested into a balanced portfolio. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of
1,000 shares or a dollar value of $25,000. Each portfolio manager is eligible to participate in these plans.

(a)(4) As of March 1, 2008, Mr. Stuebe did not beneficially own any stock issued by the
Fund.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and
Governance Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings New Jersey Insured Fund, Inc.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock MuniHoldings New Jersey Insured Fund, Inc.

Date: March 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings New Jersey Insured Fund, Inc.

Date: March 24, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings New Jersey Insured Fund, Inc.

Date: March 24, 2008